UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Becky L. Park

American Funds Mortgage Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Annual report for the year ended August 31, 2023

Seeking income
and diversification
through investments
in high-quality
mortgages

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–0.76%	0.07%	0.94%
Class A shares (reflecting 3.75% maximum sales charge)	–4.83	–0.99	0.26

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.40% for Class F-2 shares and 0.72% for Class A shares as of the prospectus dated November 1, 2023 (unaudited). The expense ratios are restated to reflect current fees. The net expense ratios are 0.38% for Class F-2 shares and 0.70% for Class A shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. Net expense ratios reflect the reimbursement, without which the results would have been lower. The reimbursement will be in effect through at least November 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Refer to the fund’s most recent prospectus for details.

The fund’s net 30-day yield as of August 31, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.56% for Class F-2 shares and 4.06% for Class A shares. The fund’s gross 30-day yield as of that date was 4.52% for Class F-2 shares and 4.02% for Class A shares. The fund’s 12-month distribution rate as of that date was 3.71% for Class F-2 shares and 3.26% for Class A shares. Class A share results reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Investment portfolio

16	Financial statements

41	Board of trustees and other officers

Fellow investors:

Returns for bond markets were mixed as solid economic data staved fears of a deep recession, even as the U.S. Federal Reserve continued to raise rates to stem high inflation.

For the fiscal year ended August 31, 2023, Class F-2 shares of American Funds Mortgage Fund recorded a total return of –2.76%, with all distributions reinvested. That compares to a return of –2.10% for the Bloomberg U.S. Mortgage Backed Securities Index, the fund’s primary benchmark, over the same period.

During the fiscal year, for F-2 shares, the fund paid monthly dividends totaling nearly 33 cents a share. The fund did not pay capital gains for the fiscal year. Fund investors who reinvested their dividends earned an income return of 3.54%, while those who elected to take their dividends in cash received an income return of 3.48%.

Market overview

Investors were concerned throughout much of the fiscal year that a recession was near as the Fed embarked on a string of interest rate increases that aimed to reduce inflation by slowing the economy.

However, resilient economic data helped support the narrative that disinflation without a recession may be possible.

Officials steadily lifted rates to its current target range of 5.25% to 5.50%, up significantly from 2.25% to 2.50% a year earlier. The rate increases have weighed on bond markets, as bond prices fall when yields rise.

The Fed has signaled that it is near the end of its rate-hiking campaign, though officials have emphasized potential hikes will be data dependent. Inflation has fallen notably from last year’s peak but remained above the Fed’s 2% target. The Consumer Price Index (CPI) rose 3.7% over the last 12 months through August on higher gas prices, faster than the 3.2% reading in July. The more closely watched core CPI, which excludes food and energy, jumped 4.3% versus 4.7% for the 12 months ending July.

U.S. regional banks have so far borne the brunt of higher interest rates, as was evident by the collapse of Silicon Valley Bank and Signature Bank in March. Both banks served a niche customer base that left them vulnerable to classic bank runs

Results at a glance

For periods ended August 31, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class F-2 shares)	–2.76%	0.49%	1.36%	1.47%
American Funds Mortgage Fund (Class A shares)	–3.08	0.17	1.08	1.20
Bloomberg U.S. Mortgage Backed Securities Index*	–2.10	–0.25	1.08	1.27
Lipper Intermediate U.S. Government Funds Average†	–2.50	–0.07	0.64	0.80
Lipper GNMA Funds Average†	–2.17	–0.42	0.56	0.80

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Ltd. The Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update available on our website.

American Funds Mortgage Fund	1

on deposits. Regulators seized control of the failed banks and took steps to prevent widespread turmoil in the sector.

Specifically, the Fed introduced a new program called the Bank Term Funding Program that aims to prevent banks from selling securities at a deep discount during times of stress. Many banks hold securities such as mortgages and U.S. Treasuries that paid low interest and fell in value as the Fed raised rates. The program allows the Fed to lend to banks against eligible assets at their par value instead of their lower market value.

The Fed continued the process of reducing its holdings of Treasuries and mortgage-backed securities, which grew during the pandemic. Overall total assets declined by roughly $700 billion since September 2022 to about $8.1 trillion as of August 31, 2023.

The housing market has been especially sensitive to rising rates, and home sales have declined as the cost of mortgages climbed. Signs of a slowdown in labor markets have also started to appear, with companies adding fewer employees and the unemployment rate ticking higher. Managers expect softness to continue and a potentially challenging environment ahead for the economy.

Inside the portfolio

American Funds Mortgage Fund invested in high-quality residential and commercial mortgage-backed securities as well as asset-backed securities during the fiscal year. The fund also held positions in U.S. Treasury Inflation-Protected Securities, which were reduced from 14% to 1% of the portfolio during the year.

The fund also invested in U.S. Treasuries, which from a sector allocation perspective helped relative results. However, managers focused duration on the short end or two- and five-year part of the Treasury yield curve, with underweights to the longer end of the curve, which weighed on overall results. That’s because rate hikes by the central bank pushed yields on shorter dated bonds higher compared to longer dated Treasuries, a situation where the Treasury yield curve is inverted.

Throughout the year, managers positioned the portfolio for the yield curve to normalize or steepen, as a slowing economy could eventually cause the Fed to cut rates. The yield curve has not historically remained inverted for extended periods, and there are various market scenarios that would benefit this positioning.

Managers increased holdings of agency mortgage-backed securities (MBS), which helped relative results. The yield premium of MBS over Treasuries has increased and valuations are considered attractive given fewer buyers in the space. The fund has more investments in higher coupon mortgages with shorter duration relative to the benchmark. The near-term prepayment risk for these higher coupon mortgages has declined since mortgage holders are less incentivized to refinance as mortgage rates have moved higher throughout the year.

The fund used several tools to manage duration and curve positioning, including cash equivalents and derivatives such as interest rate swaps and futures. For most of the year, the fund’s duration was longer relative to the benchmark.

Looking ahead

The focus of the fund remains on meeting the core objectives of providing current income and preserving invested capital.

Managers are mindful of the fund’s correlation to equity and the fund’s use as a building block in client portfolios.

Managers are cautious about weakening economic activity as interest rates stabilize at much higher levels, increasing the cost of borrowing for consumers and companies. The fund is positioned with the view that a contraction in growth is likely sometime in the next year.

We rely on fundamental analysis to develop high-conviction ideas and select securities that we believe will add value to the portfolio. A mortgage fund affords investors a unique opportunity to own high-quality assets with low interest rate risk relative to longer maturity government securities and with low credit risk.

Thank you for choosing to invest in American Funds Mortgage Fund. We look forward to reporting to you again in six months.

Cordially,

Fergus N. MacDonald
President

October 10, 2023

For current information about the fund, refer to capitalgroup.com.

Past results are not predictive of results in future periods.

2	American Funds Mortgage Fund

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for the period November 1, 2010, to August 31, 2023, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment1; thus, the net amount invested was $9,625.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $500,000 or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Results of the Lipper Intermediate U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update available on our website.
[4]	For the period November 1, 2010, commencement of operations, through August 31, 2011.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	–2.76%	0.49%	1.36%
Class A shares*	–6.68	–0.58	0.70

*	Assumes payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

American Funds Mortgage Fund	3

Investment portfolio August 31, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	3.48%
AAA/Aaa	92.93
AA/Aa	.36
A/A	.04
Short-term securities & other assets less liabilities	3.19
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.81%	Principal amount (000)		Value (000)
Mortgage-backed obligations 91.96%
Federal agency mortgage-backed obligations 89.44%
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD	5	$5
Fannie Mae Pool #256310 6.50% 7/1/2026[1]		2	2
Fannie Mae Pool #928689 6.50% 9/1/2027[1]		6	6
Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]		3	3
Fannie Mae Pool #928957 6.50% 12/1/2027[1]		5	5
Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]		5	5
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		42	41
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		54	52
Fannie Mae Pool #613025 6.50% 7/1/2031[1]		7	7
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]		374	350
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]		99	93
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]		8	8
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		2	2
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]		11	10
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]		693	623
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]		306	269
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]		91	86
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]		4,486	4,078
Fannie Mae Pool #745001 6.50% 9/1/2035[1]		19	20
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		12	12
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]		1,371	1,302
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]		267	253
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]		1,322	1,254
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		2,243	2,128
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]		571	541
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]		1,105	1,048
Fannie Mae Pool #801783 6.50% 2/1/2037[1]		5	5
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]		1,673	1,587
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]		3,308	3,138
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		18	18
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		73	73
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]		414	402
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		31	31

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	USD	21,150	$16,985
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]		28,560	22,936
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		120	119
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		353	296
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]		7,256	6,249
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]		15,262	13,137
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]		8,827	7,598
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		186	177
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		54	54
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		32,615	27,001
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]		17,095	14,690
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		34	33
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]		21,373	18,348
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		29,932	24,883
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		65	65
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		9,654	8,024
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		2,636	2,191
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		135	125
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		66	61
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		36	33
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]		174	155
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		59	55
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]		105	87
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]		162	134
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]		3,166	2,805
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		1,226	1,134
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		435	401
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]		71	59
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]		89	74
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]		2,083	1,964
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		91	84
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		57	52
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		382	349
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		673	614
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		85,220	77,740
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		794	702
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]		346	315
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]		7,342	5,912
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		932	820
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]		642	602
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		577	525
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		93	85
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		43	39
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		38	34
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		19	17
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		39	37
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]		28,814	26,206
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,016	956
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]		16	15
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		442	402
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		570	537
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		763	718
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		237	223
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		114	111
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		1,406	1,333
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		2,057	2,125
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		22,099	20,168
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		4,657	4,253
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]		1,254	1,142
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		1,217	1,108
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		6,077	5,557
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		3,455	3,146
Fannie Mae Pool #BO5176 3.00% 11/1/2049[1]		4,331	3,802
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		5,090	4,618
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]		32,534	28,557
Fannie Mae Pool #CA5536 3.00% 4/1/2050[1]		10,398	9,109
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]		7,207	6,294

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA5540 3.00% 4/1/2050[1]	USD	5,082	$4,438
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		7,096	5,980
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]		9,493	7,616
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		27,673	23,278
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		2	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		32,168	27,093
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		590	512
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		10,748	9,040
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]		44,134	36,831
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		15,078	12,066
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		989	793
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]		31,281	26,181
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		17,528	14,041
Fannie Mae Pool #CA8862 2.50% 1/1/2051[1]		35,187	29,446
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		30,601	24,487
Fannie Mae Pool #FM6112 2.50% 2/1/2051[1]		32,560	27,248
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		30,483	25,671
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]		20,219	16,907
Fannie Mae Pool #CB0090 2.00% 4/1/2051[1]		92,354	73,888
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		9,839	7,874
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		46	37
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		5,815	5,094
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		28	22
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		5,273	4,403
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		10,962	9,582
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]		8,561	7,404
Fannie Mae Pool #CB0850 3.00% 6/1/2051[1]		5,463	4,739
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]		27,985	22,427
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		2,294	1,925
Fannie Mae Pool #FM9330 3.00% 7/1/2051[1]		34,564	29,941
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]		742	647
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		39,255	32,753
Fannie Mae Pool #FM8981 3.00% 10/1/2051[1]		32,830	28,381
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		19,743	17,126
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		220	177
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		12,114	10,169
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		5,885	4,968
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		4,818	4,177
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		37,966	31,774
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		34,990	29,715
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		10,371	8,689
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		6,360	5,355
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		8,645	7,577
Fannie Mae Pool #MA5011 6.00% 12/1/2051[1]		37,790	37,904
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		17,979	15,627
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		4,915	4,257
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]		41,008	32,776
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		13,110	10,473
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		8,928	7,167
Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]		715	593
Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]		139	116
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		1,562	1,369
Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]		5,990	5,533
Fannie Mae Pool #BV8166 2.50% 4/1/2052[1]		1,833	1,522
Fannie Mae Pool #BV7698 2.50% 4/1/2052[1]		1,210	1,004
Fannie Mae Pool #BV7745 2.50% 4/1/2052[1]		460	382
Fannie Mae Pool #BU8825 2.50% 5/1/2052[1]		492	409
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]		3,411	3,052
Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]		469	463
Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]		487	483
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]		222	225
Fannie Mae Pool #BX3451 2.50% 9/1/2052[1]		1,817	1,509
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]		1,743	1,446
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		3,721	3,678
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		3,403	3,365
Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]		484	479
Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]		462	460

6	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	USD	76	$75
Fannie Mae Pool #FS3256 6.00% 11/1/2052[1]		89	90
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		9,196	9,091
Fannie Mae Pool #BX2464 5.50% 12/1/2052[1]		319	315
Fannie Mae Pool #BX4035 5.50% 12/1/2052[1]		290	286
Fannie Mae Pool #BX3726 5.50% 12/1/2052[1]		180	178
Fannie Mae Pool #BX3739 5.50% 12/1/2052[1]		67	66
Fannie Mae Pool #BX3744 5.50% 1/1/2053[1]		197	195
Fannie Mae Pool #BW5118 5.50% 1/1/2053[1]		148	147
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]		92,546	92,846
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]		4,397	4,410
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		12,777	12,626
Fannie Mae Pool #BX5097 5.50% 2/1/2053[1]		1,105	1,092
Fannie Mae Pool #BX4108 5.50% 2/1/2053[1]		756	747
Fannie Mae Pool #BX4772 5.50% 2/1/2053[1]		135	133
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]		12,722	12,760
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		11,511	11,733
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		982	973
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]		897	886
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]		798	789
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]		734	726
Fannie Mae Pool #BX9427 5.50% 3/1/2053[1]		295	292
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]		12,116	12,152
Fannie Mae Pool #BX8781 6.00% 3/1/2053[1]		398	399
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		22,576	22,297
Fannie Mae Pool #BY2795 5.50% 4/1/2053[1]		573	567
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]		425	420
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]		25,460	25,537
Fannie Mae Pool #BX8415 6.00% 4/1/2053[1]		198	199
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]		177	178
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		6,749	6,911
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]		4,239	4,021
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]		217,487	211,012
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		4,612	4,476
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		7,174	7,086
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]		45	44
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		70,346	69,476
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		13,586	13,428
Fannie Mae Pool #BY3521 5.50% 6/1/2053[1]		998	986
Fannie Mae Pool #BY5247 5.50% 6/1/2053[1]		495	489
Fannie Mae Pool #BY3520 5.50% 6/1/2053[1]		179	177
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]		24	24
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		77,511	77,747
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		15,332	15,378
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		9,664	9,730
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		6,948	6,988
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]		111	111
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]		6,596	6,728
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]		2,280	2,318
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]		1,671	1,703
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]		62,965	61,082
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		52,304	51,659
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		213	213
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]		865	771
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]		59,969	56,900
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		3,438	3,077
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]		56,688	50,747
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		2,338	2,093
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		1,489	1,340
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		1,681	1,405
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		4,733	4,505
Freddie Mac Pool #ZT1231 6.50% 12/1/2023[1]		2	2
Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]		3	3
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]		2	2
Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]		5	6
Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]		11	11
Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]		2	2

American Funds Mortgage Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	USD	7	$6
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]		28	26
Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]		6	6
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]		21	19
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]		52	46
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]		1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]		1	1
Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]		1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]		493	468
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]		303	288
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]		500	470
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]		51	52
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]		188,608	151,442
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]		27,287	23,543
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]		75,020	64,685
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		2,039	1,698
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]		257	246
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		27,895	23,105
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		8,460	7,033
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		144,533	120,126
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		2,576	2,137
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		25	24
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		155	143
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		420	388
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		175	161
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		1,461	1,340
Freddie Mac Pool #760014 2.719% 8/1/2045[1,2]		952	901
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		4,782	4,371
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]		450	436
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		1,767	1,613
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]		47	42
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]		7,360	6,769
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		554	505
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]		727	662
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		643	586
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		776	708
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		571	520
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		570	519
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		544	497
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		433	395
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		351	319
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		198	181
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		173	158
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		114	104
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		81	74
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		13,403	12,628
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		75	68
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		532	501
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		500	471
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		242	229
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		301	275
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		161	147
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		96	87
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		776	730
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]		100	97
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		1,131	1,094
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		600	578
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		438	423
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		1,949	1,775
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]		29,239	26,642
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]		8,188	7,151
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		540	491
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		4,263	3,898
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		4,194	3,835
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]		5,945	5,219
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		3,037	2,666
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]		11,119	10,091

8	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	USD	12,143	$10,651
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]		1,030	868
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		39,390	33,177
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		624	541
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]		49,852	39,893
Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]		51,980	41,668
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		50,468	40,433
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		27,644	22,078
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		161	129
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		269	215
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		27,718	22,212
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		5,171	4,318
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		27,138	23,756
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		13,355	11,222
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]		14,162	12,351
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		12,269	10,643
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		38,767	33,614
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		1,032	900
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		6,821	5,462
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		9,477	7,958
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		6,194	5,195
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]		983	817
Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]		1,201	1,111
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		5,616	4,692
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		2,147	1,873
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		35,050	30,653
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		33,493	30,441
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		592	530
Freddie Mac Pool #SD1449 2.50% 3/1/2052[1]		33,631	28,229
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]		17,334	14,537
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		166,777	145,456
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		8,769	7,844
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		14,094	13,373
Freddie Mac Pool #RA7747 2.50% 8/1/2052[1]		1,691	1,403
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]		235	205
Freddie Mac Pool #QE7537 4.50% 8/1/2052[1]		9,914	9,406
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		3,157	3,064
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]		496	490
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]		9,062	8,598
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		11,083	10,970
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		42,470	40,958
Freddie Mac Pool #QF2363 4.50% 11/1/2052[1]		41,662	39,528
Freddie Mac Pool #QF3907 4.50% 11/1/2052[1]		36,611	34,735
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		16,134	15,937
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]		17	17
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		85,149	82,644
Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]		198	196
Freddie Mac Pool #QF6034 5.50% 12/1/2052[1]		83	82
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		3,901	3,785
Freddie Mac Pool #QF5822 5.50% 1/1/2053[1]		816	807
Freddie Mac Pool #QF5680 5.50% 1/1/2053[1]		809	800
Freddie Mac Pool #QF5387 5.50% 1/1/2053[1]		125	123
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]		237,829	238,588
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		982	971
Freddie Mac Pool #QF8686 5.50% 2/1/2053[1]		499	494
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		176,541	177,114
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]		7,222	7,132
Freddie Mac Pool #QF8554 5.50% 3/1/2053[1]		632	625
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		10,904	10,578
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		7,475	7,256
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		8,703	8,596
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]		976	964
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]		499	493
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]		22,003	20,871
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		34,969	34,537
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		2,460	2,432
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		997	986

American Funds Mortgage Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	USD	998	$986
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]		605	598
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		26,852	26,934
Freddie Mac Pool #QG3376 6.00% 5/1/2053[1]		200	200
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		2,427	2,354
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		49,256	48,647
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		77,966	78,202
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		5,783	5,818
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		5,555	5,601
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		3,570	3,582
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]		2,815	2,824
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		2,488	2,521
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		1,289	1,313
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		1,104	1,124
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		1,054	1,079
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		1,016	1,043
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		702	723
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		536	548
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		381	388
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		281	289
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		88,450	85,805
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		180,320	178,091
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]		2,462	2,470
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]		2,500	2,396
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		24,000	23,433
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]		2,568	2,311
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		4,139	3,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,2]		9,790	8,865
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		632	541
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		3,016	2,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]		2,977	2,664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		3,973	3,347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		1,069	1,000
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		1,366	1,187
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		581	542
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		1,151	1,001
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		712	619
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		4,773	4,530
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		29,554	27,201
Government National Mortgage Assn. 2.00% 9/1/2053[1,3]		19,350	15,965
Government National Mortgage Assn. 2.50% 9/1/2053[1,3]		3,642	3,099
Government National Mortgage Assn. 3.00% 9/1/2053[1,3]		23,808	20,937
Government National Mortgage Assn. 3.50% 9/1/2053[1,3]		24,235	22,009
Government National Mortgage Assn. 4.50% 9/1/2053[1,3]		132,399	126,183
Government National Mortgage Assn. 5.50% 9/1/2053[1,3]		51,316	50,798
Government National Mortgage Assn. 2.50% 10/1/2053[1,3]		9,880	8,410
Government National Mortgage Assn. 4.00% 10/1/2053[1,3]		37,523	35,002
Government National Mortgage Assn. 4.50% 10/1/2053[1,3]		16,706	15,925
Government National Mortgage Assn. 5.00% 10/1/2053[1,3]		39,215	38,150
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]		304	298
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]		434	425
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]		320	324
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]		552	541

10	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	USD	631	$606
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]		968	884
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]		810	740
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]		1,217	1,112
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]		92	90
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]		1,777	1,624
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]		297	280
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]		48	50
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]		131	130
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		929	971
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]		655	592
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		1,039	1,066
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]		410	374
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]		504	460
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]		361	348
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		726	732
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]		199	191
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]		507	501
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]		44	43
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]		436	397
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]		197	190
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]		1,312	1,284
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]		430	413
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		561	544
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]		292	256
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]		168	147
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]		519	503
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]		295	284
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]		81	71
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]		154	143
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]		458	438
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]		183	172
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]		333	309
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]		226	199
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]		202	177
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]		270	249
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]		372	352
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]		672	620
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]		1,052	983
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]		438	416
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]		957	884
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]		3,451	3,271
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]		284	274
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		8	8
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		6,079	5,156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		129,739	108,603
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		7,521	6,275
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051[1]		166,712	139,879
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		6,841	5,856
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]		2,403	2,010
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		9,577	8,133
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		6,507	5,519
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]		1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]		1	1
Government National Mortgage Assn. Pool #AQ8290 4.882% 2/20/2066[1]		6	6
Government National Mortgage Assn. Pool #AQ8292 5.141% 2/20/2066[1]		2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		8,056	6,027
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.434% 5/20/2066[1,2]		19,655	153
Uniform Mortgage-Backed Security 2.50% 9/1/2038[1,3]		13,996	12,588
Uniform Mortgage-Backed Security 4.00% 9/1/2038[1,3]		11,000	10,562
Uniform Mortgage-Backed Security 2.50% 10/1/2038[1,3]		21,490	19,359
Uniform Mortgage-Backed Security 2.00% 9/1/2053[1,3]		18,590	14,807
Uniform Mortgage-Backed Security 2.50% 9/1/2053[1,3]		31,046	25,725
Uniform Mortgage-Backed Security 3.00% 9/1/2053[1,3]		30,045	25,891
Uniform Mortgage-Backed Security 3.50% 9/1/2053[1,3]		230,791	206,314
Uniform Mortgage-Backed Security 4.00% 9/1/2053[1,3]		198,595	183,328

American Funds Mortgage Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 9/1/2053[1,3]	USD	107,833		$102,248
Uniform Mortgage-Backed Security 5.00% 9/1/2053[1,3]		146,818		142,370
Uniform Mortgage-Backed Security 5.50% 9/1/2053[1,3]		20,228		19,973
Uniform Mortgage-Backed Security 6.00% 9/1/2053[1,3]		143,251		143,637
Uniform Mortgage-Backed Security 6.50% 9/1/2053[1,3]		18,578		18,869
Uniform Mortgage-Backed Security 2.50% 10/1/2053[1,3]		191,550		158,934
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,3]		104,037		96,137
Uniform Mortgage-Backed Security 4.50% 10/1/2053[1,3]		509,628		483,549
Uniform Mortgage-Backed Security 5.00% 10/1/2053[1,3]		481,929		467,556
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,3]		757,564		759,251
Uniform Mortgage-Backed Security 6.50% 10/1/2053[1,3]		345,069		350,272
				8,350,790

Commercial mortgage-backed securities 1.47%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.08% 5/15/2039[1,2,4]		6,857		6,823
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.208% 4/15/2037[1,2,4]		6,000		5,903
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.425% 6/15/2027[1,2,4]		7,875		7,893
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.125% 9/15/2036[1,2,4]		26,900		26,206
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.324% 10/15/2036[1,2,4]		19,921		19,435
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.172% 11/15/2036[1,2,4]		—	[5]	—	[5]
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.095% 6/15/2038[1,2,4]		16,149		15,850
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,2,4]		31,782		31,594
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.505% 7/15/2038[1,2,4]		6,009		5,957
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.156% 11/15/2038[1,2,4]		18,030		17,688
				137,349

Collateralized mortgage-backed obligations (privately originated) 1.05%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,4]		3,143		2,517
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,4]		60		57
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]		2,876		2,509
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,4]		5,694		5,443
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,2,4]		12,578		12,202
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,4]		16,964		15,585
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,4]		1,148		960
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,2,4]		3,976		3,394
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,4]		1,606		1,275
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,4]		5,391		4,605
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,2,4]		18,721		14,843
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,4]		3,937		3,691
Mill City Mortgage Trust, Series 15-1, Class M2, 3.763% 6/25/2056[1,2,4]		1,441		1,432
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,2,4]		12,139		9,625
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,4]		2,941		2,819
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,2,4]		6,235		6,118
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,4]		5,049		4,940
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,4]		5,800		5,502
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.029% 2/25/2057[1,2,4]		91		91
				97,608

Total mortgage-backed obligations				8,585,747

U.S. Treasury bonds & notes 3.48%
U.S. Treasury 2.54%
U.S. Treasury 0.875% 9/30/2026		5,400		4,846
U.S. Treasury 1.50% 1/31/2027		30,000		27,212
U.S. Treasury 1.25% 5/31/2028		3,800		3,308
U.S. Treasury 1.25% 6/30/2028		19,000		16,507
U.S. Treasury 4.125% 7/31/2028[6]		118,000		117,295

12	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.75% 1/31/2029[6]		USD	10,000	$8,793
U.S. Treasury 1.625% 5/15/2031			6,000	5,025
U.S. Treasury 1.25% 8/15/2031			6,000	4,845
U.S. Treasury 1.875% 2/15/2032			10,000	8,405
U.S. Treasury 2.875% 5/15/2032			5,822	5,290
U.S. Treasury 1.375% 11/15/2040[6]			3,168	2,024
U.S. Treasury 1.875% 2/15/2041[6]			27,871	19,349
U.S. Treasury 1.875% 2/15/2051[6]			11,600	7,159
U.S. Treasury 2.00% 8/15/2051[6]			11,000	6,986
				237,044

U.S. Treasury inflation-protected securities 0.94%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]			25,132	24,603
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]			34,554	33,639
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6,7]			669	687
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6,7]			36,856	29,479
				88,408

Total U.S. Treasury bonds & notes				325,452

Asset-backed obligations 1.37%
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/21/2031[1,2,4]			9,875	9,824
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]			5,028	4,551
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]			2,245	1,895
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]			9,505	8,361
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,4]			1,846	1,834
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]			5,082	4,975
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]			22,413	22,533
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]			2,532	2,205
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]			4,383	3,754
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]			6,402	5,760
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]			8,273	7,411
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]			22,828	20,432
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.168% 4/20/2062[1,2,4]			11,639	11,456
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]			12,130	10,477
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]			1,612	1,390
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]			10,612	10,670
				127,528

Total bonds, notes & other debt instruments (cost: $9,281,547,000)				9,038,727

Short-term securities 44.27%			Shares
Money market investments 26.67%
Capital Group Central Cash Fund 5.39%[8,9]			24,901,795	2,490,179

	Weighted average yield at acquisition	Principal amount (000)
Federal agency bills & notes 17.60%
Discount bills & notes 16.53%
Federal Home Loan Bank 9/5/2023	4.887%	USD	200,000	199,887
Federal Home Loan Bank 9/19/2023	5.131		200,000	199,489
Federal Home Loan Bank 9/22/2023	5.139		100,000	99,702
Federal Home Loan Bank 10/4/2023	5.173		200,000	199,047
Federal Home Loan Bank 10/6/2023	5.174		100,000	99,494
Federal Home Loan Bank 10/11/2023	5.185		150,000	149,133
Federal Home Loan Bank 10/13/2023	5.184		150,000	149,090
Federal Home Loan Bank 10/25/2023	5.213		100,000	99,219

American Funds Mortgage Fund	13

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 10/27/2023	5.228%	USD	150,000	$148,784
Federal Home Loan Bank 11/8/2023	5.222		152,000	150,501
Federal Home Loan Bank 1/8/2024	5.230		50,000	49,063
				1,543,409

	Coupon rate
Interest bearing bills & notes 1.07%
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/9/2023[2]	5.320		100,000	100,014

Total short-term securities (cost: $4,133,331,000)				4,133,602
Total investment securities 141.08% (cost: $13,414,878,000)				13,172,329
Other assets less liabilities (41.08)%				(3,835,806)

Net assets 100.00%				$9,336,523

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2023 (000)
3 Month SOFR Futures	Long	908	3/20/2024	USD214,742	$39
2 Year U.S. Treasury Note Futures	Long	14,548	1/4/2024	2,964,951	7,283
5 Year U.S. Treasury Note Futures	Long	7,715	1/4/2024	824,902	4,857
10 Year U.S. Treasury Note Futures	Long	13,298	12/29/2023	1,476,493	14,596
10 Year Ultra U.S. Treasury Note Futures	Long	665	12/29/2023	77,213	88
20 Year U.S. Treasury Bond Futures	Short	4,225	12/29/2023	(514,130)	(5,492)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,190	12/29/2023	154,068	1,541
					$22,912

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	8/31/2023 (000)	paid (000)	at 8/31/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD110,866	$(300)	$—	$(300)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	162,434	(435)	—	(435)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	221,700	(598)	—	(598)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	153,802	(2,295)	—	(2,295)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	166,198	(2,476)	—	(2,476)
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	5,132	—	5,132
						$(972)	$—	$(972)

14	American Funds Mortgage Fund

Investments in affiliates9

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 26.67%
Money market investments 26.67%
Capital Group Central Cash Fund 5.39%[8]	$1,416,134	$13,033,008	$11,959,647	$650	$34	$2,490,179	$81,117

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $351,815,000, which represented 3.77% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $72,058,000, which represented .77% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 8/31/2023.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

Key to abbreviations

Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

American Funds Mortgage Fund	15

Financial statements

Statement of assets and liabilities at August 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,924,848)	$10,682,150
Affiliated issuers (cost: $2,490,030)	2,490,179	$13,172,329
Cash		3,483
Receivables for:
Sales of investments	2,915,468
Sales of fund’s shares	1,236
Dividends and interest	34,130
Variation margin on futures contracts	4,955
Variation margin on centrally cleared swap contracts	178	2,955,967
		16,131,779
Liabilities:
Payables for:
Purchases of investments	6,787,597
Repurchases of fund’s shares	3,058
Dividends on fund’s shares	(2)
Investment advisory services	1,865
Services provided by related parties	325
Trustees’ deferred compensation	89
Variation margin on futures contracts	1,721
Variation margin on centrally cleared swap contracts	592
Other	11	6,795,256
Net assets at August 31, 2023		$9,336,523

Net assets consist of:
Capital paid in on shares of beneficial interest		$10,645,917
Total accumulated loss		(1,309,394)
Net assets at August 31, 2023		$9,336,523

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,066,477 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$173,560	19,827	$8.75
Class C	8,287	957	8.66
Class T	9	1	8.75
Class F-1	25,177	2,876	8.75
Class F-2	199,292	22,755	8.76
Class F-3	380,738	43,476	8.76
Class 529-A	19,533	2,232	8.75
Class 529-C	1,129	131	8.64
Class 529-E	891	102	8.75
Class 529-T	10	1	8.75
Class 529-F-1	9	1	8.75
Class 529-F-2	6,435	735	8.76
Class 529-F-3	9	1	8.76
Class R-1	4,991	577	8.65
Class R-2	2,320	268	8.65
Class R-2E	218	25	8.72
Class R-3	37,181	4,262	8.72
Class R-4	12,312	1,406	8.76
Class R-5E	1,019	116	8.75
Class R-5	538	61	8.76
Class R-6	8,462,865	966,667	8.75

Refer to the notes to financial statements.

16	American Funds Mortgage Fund

Financial statements (continued)

Statement of operations for the year ended August 31, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$278,834
Dividends from affiliated issuers	81,117	$359,951
Fees and expenses*:
Investment advisory services	21,276
Distribution services	967
Transfer agent services	736
Administrative services	2,618
529 plan services	19
Reports to shareholders	56
Registration statement and prospectus	380
Trustees’ compensation	40
Auditing and legal	181
Custodian	81
Other	20
Total fees and expenses before waivers	26,374
Less waivers of fees and expenses:
Investment advisory services waiver	2,079
Transfer agent services waiver	5
Total fees and expenses after waivers		24,290
Net investment income		335,661

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(432,911)
Affiliated issuers	650
Futures contracts	(219,769)
Swap contracts	71,404	(580,626)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	44,951
Affiliated issuers	34
Futures contracts	31,123
Swap contracts	(62,478)	13,630
Net realized loss and unrealized appreciation		(566,996)

Net decrease in net assets resulting from operations		$(231,335)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Mortgage Fund	17

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended August 31,
	2023	2022
Operations:
Net investment income	$335,661	$118,225
Net realized loss	(580,626)	(478,383)
Net unrealized appreciation (depreciation)	13,630	(331,139)
Net decrease in net assets resulting from operations	(231,335)	(691,297)

Distributions paid or accrued to shareholders	(326,827)	(126,960)

Net capital share transactions	1,450,306	324,569

Total increase (decrease) in net assets	892,144	(493,688)

Net assets:
Beginning of year	8,444,379	8,938,067
End of year	$9,336,523	$8,444,379

Refer to the notes to financial statements.

18	American Funds Mortgage Fund

Notes to financial statements

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

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Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

20	American Funds Mortgage Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$8,585,747	$—	$8,585,747
U.S. Treasury bonds & notes	—	325,452	—	325,452
Asset-backed obligations	—	127,528	—	127,528
Short-term securities	2,490,179	1,643,423	—	4,133,602
Total	$2,490,179	$10,682,150	$—	$13,172,329

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$28,404	$—	$—	$28,404
Unrealized appreciation on centrally cleared interest rate swaps	—	5,132	—	5,132
Liabilities:
Unrealized depreciation on futures contracts	(5,492)	—	—	(5,492)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,104)	—	(6,104)
Total	$22,912	$(972)	$—	$21,940

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

22	American Funds Mortgage Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,372,622,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

24	American Funds Mortgage Fund

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $788,300,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$28,404	Unrealized depreciation*	$5,492
Swap (centrally cleared)	Interest	Unrealized appreciation*	5,132	Unrealized depreciation*	6,104
			$33,536		$11,596

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(219,769)	Net unrealized appreciation on futures contracts	$31,123
Swap	Interest	Net realized gain on swap contracts	71,404	Net unrealized depreciation on swap contracts	(62,478)
			$(148,365)		$(31,355)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

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The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2023, the fund reclassified $3,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$2,821
Capital loss carryforward*	(1,068,272)
Gross unrealized appreciation on investments	39,195
Gross unrealized depreciation on investments	(283,019)
Net unrealized depreciation on investments	(243,824)
Cost of investments	13,438,093

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended August 31
Share class	2023		2022
Class A	$5,981		$2,234
Class C	230		67
Class T	—	†	—	†
Class F-1	865		233
Class F-2	6,195		2,523
Class F-3	4,895		577
Class 529-A	716		276
Class 529-C	36		11
Class 529-E	31		11
Class 529-T	1		—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	241		101
Class 529-F-3	—	†	—	†
Class R-1	139		37
Class R-2	66		19
Class R-2E	5		1
Class R-3	1,105		324
Class R-4	407		109
Class R-5E	30		6
Class R-5	24		16
Class R-6	305,860		120,415
Total	$326,827		$126,960

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

26	American Funds Mortgage Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2023, CRMC waived investment advisory services fees of $2,079,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $21,276,000, which were equivalent to an annualized rate of 0.244% of average daily net assets, were reduced to $19,197,000, which were equivalent to an annualized rate of 0.220% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2023, unreimbursed expenses subject to reimbursement totaled $59,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended August 31, 2023, AFS waived transfer agent services fees of $5,000 for share classes A, C, T, 529-A, 529-C, 529-E, and 529-T. AFS does not intend to recoup this waiver.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

American Funds Mortgage Fund	27

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2023, the 529 plan services fees were $19,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the year ended August 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$457	$345		$55		Not applicable
Class C	92	18		3		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	63	31		8		Not applicable
Class F-2	Not applicable	200		51		Not applicable
Class F-3	Not applicable	—	*	37		Not applicable
Class 529-A	51	39		7		$13
Class 529-C	15	3		—	*	1
Class 529-E	5	1		—	*	1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	2		2		4
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	54	7		2		Not applicable
Class R-2	19	9		1		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	180	60		11		Not applicable
Class R-4	30	13		4		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	7		2,437		Not applicable
Total class-specific expenses	$967	$736		$2,618		$19

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $40,000 in the fund’s statement of operations reflects $33,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

28	American Funds Mortgage Fund

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$22,352	2,481	$5,892		656		$(45,068)	(5,019)	$(16,824)	(1,882)
Class C	1,064	119	229		26		(3,201)	(361)	(1,908)	(216)
Class T	—	—	—		—		—	—	—	—
Class F-1	14,402	1,600	864		96		(11,079)	(1,242)	4,187	454
Class F-2	163,693	18,168	6,124		683		(161,120)	(18,120)	8,697	731
Class F-3	471,169	52,781	4,894		550		(146,268)	(16,743)	329,795	36,588
Class 529-A	2,783	309	710		79		(7,209)	(801)	(3,716)	(413)
Class 529-C	256	29	36		4		(820)	(92)	(528)	(59)
Class 529-E	122	14	31		3		(297)	(33)	(144)	(16)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	2,436	272	237		27		(2,860)	(322)	(187)	(23)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,765	198	137		16		(2,137)	(241)	(235)	(27)
Class R-2	404	45	65		7		(816)	(92)	(347)	(40)
Class R-2E	74	8	5		1		(22)	(3)	57	6
Class R-3	14,033	1,567	1,098		123		(11,676)	(1,307)	3,455	383
Class R-4	4,568	504	404		45		(3,481)	(391)	1,491	158
Class R-5E	573	63	30		3		(177)	(20)	426	46
Class R-5	172	19	24		2		(685)	(76)	(489)	(55)
Class R-6	1,580,636	176,100	305,037		33,966		(759,097)	(83,852)	1,126,576	126,214
Total net increase (decrease)	$2,280,502	254,277	$325,817		36,287		$(1,156,013)	(128,715)	$1,450,306	161,849

Refer to the end of the table for footnotes.

American Funds Mortgage Fund	29

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$33,593	3,412	$2,205		231		$(49,214)	(5,013)	$(13,416)	(1,370)
Class C	1,881	195	66		7		(4,550)	(468)	(2,603)	(266)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,730	1,100	232		24		(6,395)	(658)	4,567	466
Class F-2	126,091	12,992	2,496		260		(77,564)	(7,994)	51,023	5,258
Class F-3	65,567	6,865	577		60		(18,470)	(1,920)	47,674	5,005
Class 529-A	3,887	393	273		28		(6,846)	(697)	(2,686)	(276)
Class 529-C	523	53	11		1		(983)	(102)	(449)	(48)
Class 529-E	286	29	11		1		(568)	(58)	(271)	(28)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	2,653	264	100		10		(2,703)	(273)	50	1
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,646	169	37		4		(2,705)	(278)	(1,022)	(105)
Class R-2	764	79	19		2		(701)	(72)	82	9
Class R-2E	42	5	1		—	†	(30)	(3)	13	2
Class R-3	9,822	1,007	322		34		(12,134)	(1,250)	(1,990)	(209)
Class R-4	5,940	613	109		11		(2,414)	(248)	3,635	376
Class R-5E	500	52	6		1		(188)	(20)	318	33
Class R-5	465	47	16		2		(460)	(46)	21	3
Class R-6	1,023,572	103,098	120,225		12,475		(904,174)	(93,692)	239,623	21,881
Total net increase (decrease)	$1,287,962	130,373	$126,706		13,151		$(1,090,099)	(112,792)	$324,569	30,732

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $98,329,593,000 and $95,885,126,000, respectively, during the year ended August 31, 2023.

11. Ownership concentration

At August 31, 2023, four shareholders held more than 10% of the fund’s outstanding shares. The four shareholders were American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund and American Funds 2020 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 15%, 22%, 19% and 10%, respectively. CRMC is the investment adviser to the four target date retirement funds.

30	American Funds Mortgage Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2023	$9.33	$.30	$(.58)	$(.28)	$(.30)	$—	$(.30)	$8.75	(3.08)%	$174		.72%		.69%		3.36%
8/31/2022	10.23	.09	(.89)	(.80)	(.10)	—	(.10)	9.33	(7.82)	203		.64		.64		.92
8/31/2021	10.60	.01	.02	.03	(.05)	(.35)	(.40)	10.23	.13	236		.62		.62		.12
8/31/2020	10.21	.10	.53	.63	(.15)	(.09)	(.24)	10.60	6.32	235		.65		.65		.97
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.05	198		.69		.69		2.03
Class C:
8/31/2023	9.23	.23	(.57)	(.34)	(.23)	—	(.23)	8.66	(3.76)	8		1.47		1.44		2.58
8/31/2022	10.14	.01	(.86)	(.85)	(.06)	—	(.06)	9.23	(8.42)	11		1.39		1.39		.11
8/31/2021	10.56	(.06)	(.01)	(.07)	— [5]	(.35)	(.35)	10.14	(.66)	15		1.37		1.37		(.62)
8/31/2020	10.17	.03	.53	.56	(.08)	(.09)	(.17)	10.56	5.54	15		1.40		1.40		.26
8/31/2019	9.80	.12	.39	.51	(.14)	—	(.14)	10.17	5.26	16		1.46		1.46		1.25
Class T:
8/31/2023	9.33	.33	(.59)	(.26)	(.32)	—	(.32)	8.75	(2.77)[6]	—	[7]	.40	[6]	.37	[6]	3.71	[6]
8/31/2022	10.22	.12	(.88)	(.76)	(.13)	—	(.13)	9.33	(7.50)[6]	—	[7]	.39	[6]	.39	[6]	1.19	[6]
8/31/2021	10.60	.04	— [5]	.04	(.07)	(.35)	(.42)	10.22	.36 [6]	—	[7]	.40	[6]	.40	[6]	.35	[6]
8/31/2020	10.21	.13	.52	.65	(.17)	(.09)	(.26)	10.60	6.45 [6]	—	[7]	.43	[6]	.43	[6]	1.22	[6]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.40 [6]	—	[7]	.46	[6]	.46	[6]	2.26	[6]
Class F-1:
8/31/2023	9.34	.32	(.61)	(.29)	(.30)	—	(.30)	8.75	(3.12)	25		.65		.63		3.52
8/31/2022	10.23	.10	(.88)	(.78)	(.11)	—	(.11)	9.34	(7.69)	22		.61		.61		1.02
8/31/2021	10.61	.01	.01	.02	(.05)	(.35)	(.40)	10.23	.15	20		.61		.61		.14
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.34	20		.63		.63		1.00
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.06	18		.68		.68		2.05
Class F-2:
8/31/2023	9.34	.34	(.59)	(.25)	(.33)	—	(.33)	8.76	(2.76)	199		.40		.37		3.75
8/31/2022	10.23	.13	(.89)	(.76)	(.13)	—	(.13)	9.34	(7.45)	206		.35		.35		1.30
8/31/2021	10.61	.04	.01	.05	(.08)	(.35)	(.43)	10.23	.42	172		.34		.34		.41
8/31/2020	10.22	.13	.53	.66	(.18)	(.09)	(.27)	10.61	6.52	180		.36		.36		1.21
8/31/2019	9.84	.23	.40	.63	(.25)	—	(.25)	10.22	6.46	122		.39		.39		2.33
Class F-3:
8/31/2023	9.34	.36	(.60)	(.24)	(.34)	—	(.34)	8.76	(2.65)	381		.29		.26		4.07
8/31/2022	10.23	.18	(.93)	(.75)	(.14)	—	(.14)	9.34	(7.35)	64		.24		.24		1.88
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	19		.23		.23		.51
8/31/2020	10.22	.13	.54	.67	(.19)	(.09)	(.28)	10.61	6.64	29		.25		.25		1.28
8/31/2019	9.84	.24	.40	.64	(.26)	—	(.26)	10.22	6.56	18		.30		.30		2.43
Class 529-A:
8/31/2023	9.33	.30	(.59)	(.29)	(.29)	—	(.29)	8.75	(3.11)	20		.75		.73		3.32
8/31/2022	10.22	.09	(.88)	(.79)	(.10)	—	(.10)	9.33	(7.75)	25		.67		.67		.89
8/31/2021	10.60	.01	— [5]	.01	(.04)	(.35)	(.39)	10.22	.11	30		.65		.65		.10
8/31/2020	10.21	.10	.52	.62	(.14)	(.09)	(.23)	10.60	6.18	29		.69		.69		.94
8/31/2019	9.83	.20	.39	.59	(.21)	—	(.21)	10.21	6.09	24		.75		.75		1.97

Refer to the end of the table for footnotes.

American Funds Mortgage Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2023	$9.21	$.22	$(.57)	$(.35)	$(.22)	$—	$(.22)	$8.64	(3.82)%	$1		1.52%		1.50%		2.52%
8/31/2022	10.12	.01	(.86)	(.85)	(.06)	—	(.06)	9.21	(8.46)	2		1.44		1.44		.09
8/31/2021	10.54	(.07)	— [5]	(.07)	— [5]	(.35)	(.35)	10.12	(.67)	2		1.42		1.42		(.67)
8/31/2020	10.16	.02	.52	.54	(.07)	(.09)	(.16)	10.54	5.42	3		1.45		1.45		.23
8/31/2019	9.79	.12	.39	.51	(.14)	—	(.14)	10.16	5.22	4		1.51		1.51		1.20
Class 529-E:
8/31/2023	9.33	.28	(.58)	(.30)	(.28)	—	(.28)	8.75	(3.29)	1		.94		.92		3.15
8/31/2022	10.22	.07	(.88)	(.81)	(.08)	—	(.08)	9.33	(7.90)	1		.87		.87		.69
8/31/2021	10.60	(.01)	— [5]	(.01)	(.02)	(.35)	(.37)	10.22	(.09)	1		.86		.86		(.12)
8/31/2020	10.21	.08	.52	.60	(.12)	(.09)	(.21)	10.60	5.96	1		.90		.90		.75
8/31/2019	9.84	.18	.38	.56	(.19)	—	(.19)	10.21	5.77	2		.96		.96		1.77
Class 529-T:
8/31/2023	9.33	.33	(.59)	(.26)	(.32)	—	(.32)	8.75	(2.86)[6]	—	[7]	.49	[6]	.46	[6]	3.62	[6]
8/31/2022	10.22	.11	(.88)	(.77)	(.12)	—	(.12)	9.33	(7.54)[6]	—	[7]	.44	[6]	.44	[6]	1.14	[6]
8/31/2021	10.60	.03	— [5]	.03	(.06)	(.35)	(.41)	10.22	.31 [6]	—	[7]	.45	[6]	.45	[6]	.30	[6]
8/31/2020	10.21	.12	.52	.64	(.16)	(.09)	(.25)	10.60	6.41 [6]	—	[7]	.47	[6]	.47	[6]	1.18	[6]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.34 [6]	—	[7]	.51	[6]	.51	[6]	2.21	[6]
Class 529-F-1:
8/31/2023	9.33	.33	(.59)	(.26)	(.32)	—	(.32)	8.75	(2.83)[6]	—	[7]	.47	[6]	.44	[6]	3.65	[6]
8/31/2022	10.23	.11	(.89)	(.78)	(.12)	—	(.12)	9.33	(7.62)[6]	—	[7]	.42	[6]	.42	[6]	1.17	[6]
8/31/2021	10.60	.05	— [5]	.05	(.07)	(.35)	(.42)	10.23	.43 [6]	—	[7]	.42	[6]	.42	[6]	.48	[6]
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.43	9		.45		.45		1.19
8/31/2019	9.84	.22	.39	.61	(.24)	—	(.24)	10.21	6.23	8		.52		.52		2.20
Class 529-F-2:
8/31/2023	9.34	.34	(.59)	(.25)	(.33)	—	(.33)	8.76	(2.74)	7		.38		.35		3.73
8/31/2022	10.23	.11	(.87)	(.76)	(.13)	—	(.13)	9.34	(7.49)	7		.39		.39		1.16
8/31/2021[8,9]	10.59	.02	.02	.04	(.05)	(.35)	(.40)	10.23	.39 [10]	8		.43	[11]	.43	[11]	.28	[11]
Class 529-F-3:
8/31/2023	9.34	.34	(.59)	(.25)	(.33)	—	(.33)	8.76	(2.71)	—	[7]	.34		.32		3.77
8/31/2022	10.23	.13	(.88)	(.75)	(.14)	—	(.14)	9.34	(7.40)	—	[7]	.29		.29		1.29
8/31/2021[8,9]	10.59	.04	.01	.05	(.06)	(.35)	(.41)	10.23	.50 [10]	—	[7]	.36	[11]	.29	[11]	.42	[11]
Class R-1:
8/31/2023	9.23	.24	(.59)	(.35)	(.23)	—	(.23)	8.65	(3.81)	5		1.41		1.39		2.69
8/31/2022	10.14	.02	(.87)	(.85)	(.06)	—	(.06)	9.23	(8.40)	5		1.36		1.36		.19
8/31/2021	10.55	(.07)	.01	(.06)	— [5]	(.35)	(.35)	10.14	(.57)	7		1.40		1.40		(.65)
8/31/2020	10.18	.01	.53	.54	(.08)	(.09)	(.17)	10.55	5.34	7		1.49		1.49		.14
8/31/2019	9.81	.12	.40	.52	(.15)	—	(.15)	10.18	5.30	4		1.45		1.45		1.26

Refer to the end of the table for footnotes.

32	American Funds Mortgage Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2023	$9.22	$.24	$(.58)	$(.34)	$(.23)	$—	$(.23)	$8.65	(3.69)%	$2		1.39%	1.37%	2.67%
8/31/2022	10.13	.03	(.88)	(.85)	(.06)	—	(.06)	9.22	(8.39)	3		1.33	1.33	.26
8/31/2021	10.54	(.06)	— [5]	(.06)	— [5]	(.35)	(.35)	10.13	(.57)	3		1.34	1.34	(.60)
8/31/2020	10.16	.03	.52	.55	(.08)	(.09)	(.17)	10.54	5.47	3		1.37	1.37	.28
8/31/2019	9.79	.13	.39	.52	(.15)	—	(.15)	10.16	5.33	3		1.40	1.40	1.32
Class R-2E:
8/31/2023	9.30	.28	(.60)	(.32)	(.26)	—	(.26)	8.72	(3.43)	—	[7]	1.06	1.04	3.09
8/31/2022	10.20	.06	(.88)	(.82)	(.08)	—	(.08)	9.30	(8.09)	—	[7]	1.02	1.01	.60
8/31/2021	10.59	(.03)	— [5]	(.03)	(.01)	(.35)	(.36)	10.20	(.28)	—	[7]	1.06	1.01	(.25)
8/31/2020	10.20	.06	.53	.59	(.11)	(.09)	(.20)	10.59	5.82	—	[7]	1.14	1.06	.57
8/31/2019	9.82	.16	.40	.56	(.18)	—	(.18)	10.20	5.74	—	[7]	1.14	1.09	1.64
Class R-3:
8/31/2023	9.30	.28	(.59)	(.31)	(.27)	—	(.27)	8.72	(3.32)	37		.95	.93	3.17
8/31/2022	10.20	.06	(.88)	(.82)	(.08)	—	(.08)	9.30	(8.03)	36		.90	.90	.66
8/31/2021	10.58	(.02)	.01	(.01)	(.02)	(.35)	(.37)	10.20	(.11)	42		.93	.93	(.17)
8/31/2020	10.20	.07	.52	.59	(.12)	(.09)	(.21)	10.58	5.82	37		1.04	1.04	.64
8/31/2019	9.83	.17	.39	.56	(.19)	—	(.19)	10.20	5.75	41		1.00	1.00	1.74
Class R-4:
8/31/2023	9.34	.32	(.60)	(.28)	(.30)	—	(.30)	8.76	(3.00)	12		.64	.62	3.53
8/31/2022	10.23	.11	(.89)	(.78)	(.11)	—	(.11)	9.34	(7.67)	12		.59	.59	1.08
8/31/2021	10.61	.02	— [5]	.02	(.05)	(.35)	(.40)	10.23	.18	9		.58	.58	.17
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.35	6		.62	.62	1.01
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.08	5		.66	.66	2.04
Class R-5E:
8/31/2023	9.33	.34	(.60)	(.26)	(.32)	—	(.32)	8.75	(2.81)	1		.44	.41	3.80
8/31/2022	10.23	.13	(.90)	(.77)	(.13)	—	(.13)	9.33	(7.50)	1		.39	.39	1.33
8/31/2021	10.60	.04	.01	.05	(.07)	(.35)	(.42)	10.23	.36	—	[7]	.39	.39	.34
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.46	—	[7]	.43	.42	1.15
8/31/2019	9.84	.23	.38	.61	(.24)	—	(.24)	10.21	6.28	—	[7]	.48	.46	2.28
Class R-5:
8/31/2023	9.34	.32	(.57)	(.25)	(.33)	—	(.33)	8.76	(2.71)	1		.34	.33	3.50
8/31/2022	10.23	.13	(.88)	(.75)	(.14)	—	(.14)	9.34	(7.40)	1		.29	.29	1.30
8/31/2021	10.61	.05	— [5]	.05	(.08)	(.35)	(.43)	10.23	.47	1		.29	.29	.46
8/31/2020	10.21	.13	.54	.67	(.18)	(.09)	(.27)	10.61	6.67	1		.32	.32	1.28
8/31/2019	9.84	.24	.38	.62	(.25)	—	(.25)	10.21	6.40	1		.36	.36	2.36
Class R-6:
8/31/2023	9.33	.35	(.59)	(.24)	(.34)	—	(.34)	8.75	(2.76)	8,463		.28	.26	3.87
8/31/2022	10.23	.13	(.89)	(.76)	(.14)	—	(.14)	9.33	(7.35)	7,845		.24	.24	1.35
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	8,373		.22	.22	.53
8/31/2020	10.21	.14	.54	.68	(.19)	(.09)	(.28)	10.61	6.75	6,590		.25	.25	1.40
8/31/2019	9.84	.24	.39	.63	(.26)	—	(.26)	10.21	6.47	6,095		.29	.29	2.43

Refer to the end of the table for footnotes.

American Funds Mortgage Fund	33

Financial highlights (continued)

	Year ended August 31,
Portfolio turnover rate for all share classes[12,13]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	86%	42%	66%	114%	129%
Including mortgage dollar roll transactions	1,185%	1,147%	1,015%	1,015%	605%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

34	American Funds Mortgage Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Mortgage Fund (the “Fund”) as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
October 10, 2023

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Mortgage Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2023, through August 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	American Funds Mortgage Fund

Expense example (continued)

	Beginning account value 3/1/2023	Ending account value 8/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$997.46	$3.47	.69%
Class A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class C – actual return	1,000.00	994.64	7.19	1.43
Class C – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class T – actual return	1,000.00	1,000.31	1.71	.34
Class T – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-1 – actual return	1,000.00	997.80	3.12	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,000.30	1.76	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,000.79	1.31	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	998.46	3.63	.72
Class 529-A – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 529-C – actual return	1,000.00	994.29	7.49	1.49
Class 529-C – assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class 529-E – actual return	1,000.00	997.46	4.58	.91
Class 529-E – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 529-T – actual return	1,000.00	999.71	2.32	.46
Class 529-T – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 529-F-1 – actual return	1,000.00	998.70	2.17	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-2 – actual return	1,000.00	1,000.54	1.56	.31
Class 529-F-2 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class 529-F-3 – actual return	1,000.00	1,000.50	1.56	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-1 – actual return	1,000.00	994.92	6.89	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 – actual return	1,000.00	995.04	6.79	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2E – actual return	1,000.00	996.84	5.13	1.02
Class R-2E – assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class R-3 – actual return	1,000.00	996.28	4.58	.91
Class R-3 – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 – actual return	1,000.00	999.02	3.07	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,000.02	2.02	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,000.49	1.56	.31
Class R-5 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	999.68	1.26	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Mortgage Fund	37

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2023:

Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$137,085,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

38	American Funds Mortgage Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Mortgage Fund	39

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	American Funds Mortgage Fund

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	88	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 42 for footnotes.

American Funds Mortgage Fund	41

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Fergus N. MacDonald, 1969 President	2010	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company [6]
Kristine M. Nishiyama, 1970 Principal Executive Officer	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company [6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President	2014	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Oliver V. Edmonds, 1978 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2010–2014 2023	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2012	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

42	American Funds Mortgage Fund

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American Funds Mortgage Fund	43

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel
Morgan, Lewis  & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFMF

Registrant:

a) Audit Fees:
Audit	2022	None
	2023	155,000

b) Audit-Related Fees:
	2022	None
	2023	None

c) Tax Fees:
	2022	8,000
	2023	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	None
	2023	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2022	None
	2023	None
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $8,000 for fiscal year 2022 and $8,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2023

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: October 31, 2023